Note 13 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 36,219	$ 61,757
Benefits	6,488	7,270
Employee benefits expense	$ 42,707	$ 69,027